LONG-TERM DEBT	12 Months Ended
Jan. 30, 2016
Debt Disclosure [Abstract]
LONG-TERM DEBT
NOTE 6 - LONG-TERM DEBT
Long-term debt at January 30, 2016 and January 31, 2015 consists of the following:

	As of January 30, 2016		As of January 31, 2015
(in millions)	Principal	Unamortized Debt Premium and Issuance Costs	Principal	Unamortized Debt Issuance Costs
Senior Notes, fixed interest rates payable
semi-annually, January 15 and July 15	$—	$—	$750.0	$3.3
$750.0 million Unsecured Credit Agreement, interest
payable at LIBOR, plus 0.90%, which was 1.33%
at January 30, 2016	—	—	—	0.9
Forgivable Promissory Note, interest payable
beginning in November 2017 at a rate of 1%,
principal payable beginning November 2017	7.0	—	7.0	—
5.25% Acquisition Notes, due 2020	750.0	11.1	—	2.3
5.75% Acquisition Notes, due 2023	2,500.0	40.1	—	7.8
Term Loan A, interest payable at LIBOR, plus 2.25%,
which was 2.68% at January 30, 2016	975.0	3.6	—	0.4
Term Loan B-1, interest payable at the higher of
LIBOR or 0.75% plus 2.75%, which was 3.50% at
January 30, 2016	2,283.5	42.6	—	49.8
Term Loan B-2, fixed interest rate of 4.25%	650.0	12.0	—	—
Secured Senior Notes, fixed interest rate of 5.00%	300.0	(10.7)	—	—
$1.25 billion Revolving Credit Facility, interest
payable at LIBOR, plus 2.25%, which was 2.68%
at January 30, 2016	—	20.4	—	9.8
Total	$7,465.5	$119.1	$757.0	$74.3

Maturities of long-term debt are as follows: 2016 - $108.0 million, 2017 - $158.2 million, 2018 - $184.4 million, 2019 - $659.4 million, 2020 - $784.4 million and after 2020 - $5,571.1 million.
Acquisition Notes
On February 23, 2015, a wholly-owned subsidiary of the Company (the "Escrow Issuer") completed the offering of $750.0 million aggregate principal amount of 5.25% senior notes due 2020 (the “2020 Notes”) and $2.5 billion aggregate principal amount of 5.75% senior notes due 2023 (the “2023 Notes”, and together with the 2020 Notes, the “Acquisition Notes”). The Acquisition Notes were offered only to qualified institutional buyers in reliance on Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”), and outside the United States, only to non-U.S. investors pursuant to Regulation S under the Securities Act. The Acquisition Notes have not been registered under the Securities Act or any state securities laws and may not be offered or sold in the United States absent an effective registration statement or an applicable exemption from registration requirements or a transaction not subject to the registration requirements of the Securities Act or any state securities laws.
The Company used the proceeds of the Acquisition Notes to finance in part the Acquisition. On the Acquisition Date, the Escrow Issuer merged with and into the Company and the Company assumed the obligations in respect of the Acquisition Notes. The Acquisition Notes are jointly and severally guaranteed on an unsecured, unsubordinated basis, subject to certain exceptions, by each of the Company’s subsidiaries which guarantees the obligations under the Company’s new senior secured credit facilities or certain other indebtedness, including Family Dollar and certain of its subsidiaries.
The 2020 Notes, which mature on March 1, 2020, were issued pursuant to an indenture, dated as of February 23, 2015, with U.S. Bank National Association, as trustee (the “2020 Notes Indenture”). The 2023 Notes, which mature on March 1, 2023, were issued pursuant to an indenture, dated as of February 23, 2015, with U.S. Bank National Association, as trustee (the “2023 Notes Indenture”, and together with the 2020 Notes Indenture, the “Indentures”).
Interest on the Acquisition Notes is due semiannually on March 1 and September 1 and commenced on September 1, 2015.
The Indentures contain covenants that limit the ability of the Company and certain of its subsidiaries to, among other things and subject to certain significant exceptions: (i) incur, assume or guarantee additional indebtedness; (ii) declare or pay dividends or make other distributions with respect to, or purchase or otherwise acquire or retire for value, equity interests; (iii) make any principal payment on, or redeem or repurchase, subordinated debt; (iv) make loans, advances or other investments; (v) incur liens; (vi) sell or otherwise dispose of assets, including capital stock of subsidiaries; (vii) consolidate or merge with or into, or sell all or substantially all assets to, another person; and (viii) enter into transactions with affiliates. The Indentures also provide for certain events of default, which, if any of them occurs, would permit or require the principal, premium, if any, interest and any other monetary obligations on all the then outstanding Acquisition Notes under the applicable indenture to be declared immediately due and payable.
Credit Facility and Term Loans
On March 9, 2015, the Escrow Issuer entered into a credit agreement, with JPMorgan Chase Bank, N.A., as administrative agent, providing for $6.2 billion in senior secured credit facilities (the “New Senior Secured Credit Facilities”) consisting of a $1.25 billion revolving credit facility (the “New Revolving Credit Facility”) and $4.95 billion of term loan facilities (the “New Term Loan Facilities”). The New Term Loan Facilities consist of a $1.0 billion Term Loan A tranche and a $3.95 billion Term Loan B tranche. The Term Loan B tranche also included a discount of 50 basis points or $19.8 million. The New Revolving Credit Facility and the borrowings under the Term Loan A tranche mature five years after the Acquisition Date, unless any of the 2020 Notes remain outstanding as of 91 days prior to their stated maturity, in which case the New Revolving Credit Facility and the borrowings under the Term Loan A tranche will mature at such time. The borrowings under the Term Loan B tranche mature seven years after the Acquisition Date.
The New Senior Secured Credit Facilities were not guaranteed by the Company or any of its subsidiaries prior to the consummation of the Acquisition, but upon and after the Acquisition Date, the New Senior Secured Credit Facilities are guaranteed by certain of the Company's direct or indirect wholly-owned U.S. subsidiaries, including Family Dollar and certain of its subsidiaries (collectively, the “Credit Agreement Guarantors”). Upon and after the Acquisition Date, the New Senior Secured Credit Facilities are secured by a security interest in substantially all of the assets of the Company and the Credit Agreement Guarantors, subject to certain exceptions.
The proceeds of the borrowings under the Term Loan B tranche were deposited in an escrow account (separate from the escrow accounts related to the Acquisition Notes) and held in escrow until the Acquisition Date. Upon the consummation of the Acquisition, the Escrow Issuer merged with and into the Company, the Company became the borrower under the New Senior Secured Credit Facilities and drew the borrowings under the Term Loan A facility and the Company has the ability to borrow under the New Revolving Credit Facility.
On June 11, 2015, the Escrow Issuer amended the terms of the New Senior Secured Credit Facilities to refinance the Term Loan B tranche with $3.3 billion of floating-rate Term B-1 Loans and $650.0 million of fixed-rate Term B-2 Loans. The Company incurred charges on the amendment of $69.1 million which is comprised of a 1.0% prepayment penalty and the write-off of the debt discount and related debt issuance costs. These charges are recorded in "Interest expense, net" in the accompanying consolidated income statements.
The loans under the Term Loan A tranche and the New Revolving Credit Facility bear interest at LIBOR plus 2.25% per annum (or a base rate plus 1.25%), the Term B-1 Loans of the New Senior Secured Credit Facilities bear interest at LIBOR plus 2.75% per annum (or a base rate plus 1.75%) and the Term B-2 Loans bear interest at a fixed rate of 4.25%. The Term B-1 tranche is subject to a “LIBOR floor” of 0.75%. The Term Loan A tranche of the New Term Loan Facilities requires quarterly amortization payments of 1.25% of the original principal amount thereof in the first year following the Acquisition Date, 2.5% of the original principal amount thereof in the second year following the Acquisition Date, and 3.75% of the original principal amount thereof thereafter. The Term B-1 Loans require quarterly amortization payments of 0.25% of the original principal amount thereof after the Acquisition Date and the Term B-2 Loans do not require amortization payments prior to maturity. The New Term Loan Facilities, excluding the Term B-2 Loans, also require mandatory prepayments in connection with certain asset sales and out of excess cash flow, among other things, and subject in each case to certain significant exceptions. The Company will pay certain commitment fees in connection with the New Revolving Credit Facility. Additionally, the Term B-1 Loans require the Company to pay a 1.0% prepayment fee if the loans thereunder are subject to certain repricing transactions before June 11, 2016. The Term B-2 Loans require the Company to pay a 2.0% prepayment fee if they are repaid in the second year after the refinance date and a 1.0% prepayment fee if they are repaid in the third year after the refinance date.
On January 26, 2016, the Company prepaid $1.0 billion of its $3.3 billion Term Loan B-1 Loan. The prepayment resulted in an acceleration of the amortization of debt issuance costs of $19.0 million.
The New Senior Secured Credit Facilities contain representations and warranties, events of default and affirmative and negative covenants. These include, among other things and subject to certain significant exceptions, restrictions on the Company's ability to declare or pay dividends, repay the Acquisition Notes, create liens, incur additional indebtedness, make investments, dispose of assets and merge or consolidate with any other person. In addition, a financial maintenance covenant based on the Company’s consolidated first lien secured net leverage ratio applies to the New Revolving Credit Facility and the Term Loan A tranche of the New Term Loan Facilities.
Secured Senior Notes
As a result of the Acquisition, the Company assumed the liability for $300.0 million of 5.0% unsecured senior notes due February 1, 2021 which were issued by Family Dollar on January 28, 2011 through a public offering. These notes became equally and ratably secured on the Acquisition Date.
Forgivable Promissory Note
In 2012, the Company entered into a promissory note with the state of Connecticut under which the state loaned the Company $7.0 million in connection with the Company's acquisition, construction and installation of land, building, machinery and equipment for the Company's distribution facility in Windsor, Connecticut. If certain performance targets are met, the loan and any accrued interest will be forgiven in fiscal 2017. If the performance targets are not met, the loan and accrued interest must be repaid over a five-year period beginning in fiscal 2017.
Senior Notes
On the Acquisition Date, the Company prepaid in full $750.0 million in Senior Notes comprised of (i) $300.0 million in aggregate principal amount of 4.03% Series A Senior Notes due September 16, 2020, (ii) $350.0 million in aggregate principal amount of 4.63% Series B Senior Notes due September 16, 2023 and (iii) $100.0 million in aggregate principal amount of 4.78% Series C Senior Notes due September 16, 2025, issued pursuant to that certain Note Purchase Agreement, dated as of September 16, 2013 (as amended on January 20, 2015, the “Dollar Tree NPA”) among the Company, Dollar Tree Stores, Inc., and the Purchasers party thereto, plus accrued and unpaid interest thereon and a make-whole premium of approximately $89.5 million determined in accordance with the provisions of the Dollar Tree NPA plus additional interest in accordance with the provisions of the first amendment to the Dollar Tree NPA.
Unsecured Credit Agreement
On the Acquisition Date, the Company paid in full all amounts under the Unsecured Credit Agreement, dated as of June 6, 2012, and terminated all commitments to extend further credit.
Debt Covenants
As of January 30, 2016, the Company was in compliance with its debt covenants.